ACCOUNTS PAYABLE AND OTHER - Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Other provision - balance at beginning of year	$ 220	$ 203
Additions through business combinations	581
Additional provisions recognized	73	97
Reduction arising from payments/derecognition	(152)	(34)
Accretion expenses	9	7
Change in discount rate	(1)	(51)
Change in other estimates	43	(17)
Net foreign currency exchange differences	(19)	15
Other provision - balance at end of year	754	220
Decommissioning Liability
Reconciliation of changes in other provisions [abstract]
Other provision - balance at beginning of year	93	134
Additions through business combinations	193
Additional provisions recognized	0	8
Reduction arising from payments/derecognition	(5)	(2)
Accretion expenses	8	7
Change in discount rate	(1)	(51)
Change in other estimates	31	(14)
Net foreign currency exchange differences	(8)	11
Other provision - balance at end of year	311	93
Provisions for defects
Reconciliation of changes in other provisions [abstract]
Other provision - balance at beginning of year	45	47
Additions through business combinations	0
Additional provisions recognized	11	12
Reduction arising from payments/derecognition	(10)	(17)
Accretion expenses	0	0
Change in discount rate	0	0
Change in other estimates	2	0
Net foreign currency exchange differences	(3)	3
Other provision - balance at end of year	45	45
Other
Reconciliation of changes in other provisions [abstract]
Other provision - balance at beginning of year	82	22
Additions through business combinations	388
Additional provisions recognized	62	77
Reduction arising from payments/derecognition	(137)	(15)
Accretion expenses	1	0
Change in discount rate	0	0
Change in other estimates	10	(3)
Net foreign currency exchange differences	(8)	1
Other provision - balance at end of year	$ 398	$ 82